Note 10 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Indefinite life intangible assets	$ 52,340	$ 52,608
Finite life intangible assets, gross	1,686,809	1,535,475
Accumulated amortization	555,563	507,612
Finite life intangible assets, net	1,131,246	1,027,863
Intangible assets, gross	1,739,149	1,588,083
Intangible assets, net	1,183,586	1,080,471
Customer Lists and Relationships [Member]
Finite life intangible assets, gross	882,336	707,355
Accumulated amortization	255,651	218,435
Finite life intangible assets, net	626,685	488,920
Investment Management Contracts [Member]
Finite life intangible assets, gross	525,661	591,826
Accumulated amortization	167,806	181,653
Finite life intangible assets, net	357,855	410,173
Mortgage Servicing Rights ("MSRs") [Member]
Finite life intangible assets, gross	207,990	188,489
Accumulated amortization	101,562	84,058
Finite life intangible assets, net	106,428	104,431
Trademarks and Trade Names [Member]
Finite life intangible assets, gross	28,947	27,563
Accumulated amortization	8,898	7,486
Finite life intangible assets, net	20,049	20,077
Management Contracts and Other [Member]
Finite life intangible assets, gross	15,210	13,893
Accumulated amortization	9,201	10,547
Finite life intangible assets, net	6,009	3,346
Brokerage Backlog [Member]
Finite life intangible assets, gross	26,665	6,349
Accumulated amortization	12,445	5,433
Finite life intangible assets, net	14,220	916
Licensing Agreements [Member]
Indefinite life intangible assets	29,200	29,200
Trademark and Trade Names [Member]
Indefinite life intangible assets	$ 23,140	$ 23,408